Equity (Details) - Schedule of changes of accumulated other comprehensive income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Elements that will not be reclassified in profit or loss [Member]
Equity (Details) - Schedule of changes of accumulated other comprehensive income [Line Items]
Opening balances, New measurements of net defined benefit liability and actuarial results for other employee benefit plans
Opening balances, Fair value changes of equity instruments designated as at fair value through other comprehensive income	4,123	5,319	6,181
Opening balances, Income tax	(1,116)	(1,370)	(1,603)
Opening balances, Subtotal	3,007	3,949	4,578
Other comprehensive income for the period, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(130)
Other comprehensive income for the period, Fair value changes of equity instruments designated as at fair value through other comprehensive income	179	(1,196)	(862)
Other comprehensive income for the period, Income tax	(12)	254	233
Other comprehensive income for the period, Subtotal	37	(942)	(629)
Reclassifications from reserves ,New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(208)
Reclassifications from reserves
Reclassifications from reserves , Income tax	57
Reclassifications from reserves ,Subtotal	(151)
Balances ending, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(338)
Balances ending, Fair value changes of equity instruments designated as at fair value through other comprehensive income	4,302	4,123	5,319
Balances ending, Income tax	(1,071)	(1,116)	(1,370)
Balances ending, Subtotal	2,893	3,007	3,949
Elements that can be reclassified in profit or loss [Member]
Equity (Details) - Schedule of changes of accumulated other comprehensive income [Line Items]
Opening balances, Fair value changes of financial assets at fair value through other comprehensive income	(45,468)	6,182	13,857
Opening balances, Cash flow accounting hedge	111,694	(70,682)	(81,040)
Opening balances, Participation in other comprehensive income of entities registered under the equity method	(21)	(23)	(19)
Opening balances, Income tax	(27,595)	17,798	18,523
Opening balances, Subtotal	38,610	(46,725)	(48,679)
Opening balances, Total	41,617	(42,776)	(44,101)
Other comprehensive income for the period, Fair value changes of financial assets at fair value through other comprehensive income	48,076	(51,650)	(7,675)
Other comprehensive income for the period, Cash flow accounting hedge	(215,476)	182,376	10,358
Other comprehensive income for the period, Participation in other comprehensive income of entities registered under the equity method	(169)	2	(4)
Other comprehensive income for the period, Income tax	58,977	(45,393)	(725)
Other comprehensive income for the period, Subtotal	(108,592)	85,335	1,954
Other comprehensive income for the period, Total	(108,555)	84,393	1,325
Reclassifications from reserves ,Fair value changes of financial assets at fair value through other comprehensive income	(2,340)
Reclassifications from reserves
Reclassifications from reserves
Reclassifications from reserves , Income tax
Reclassifications from reserves ,Subtotal	(2,340)
Reclassifications from reserves ,Total	(2,491)
Balances ending, Fair value changes of financial assets at fair value through other comprehensive income	268	(45,468)	6,182
Balances ending, Cash flow accounting hedge	(103,782)	111,694	(70,682)
Balances ending, Participation in other comprehensive income of entities registered under the equity method	(190)	(21)	(23)
Balances ending, Income tax	31,382	(27,595)	17,798
Balances ending, Subtotal	(72,322)	38,610	(46,725)
Balances ending, Total	$ (69,429)	$ 41,617	$ (42,776)